Accounts Receivable and Loans (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U S Card Services [Member] | Card Member Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.80%	2.10%
Net Write-Off Rate - Principal, Interest, and Fees	2.00%	2.30%
30 Days Past Due as a % of Total	1.10%	1.20%
U S Card Services [Member] | Card Member Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.70%	1.90%
Net Write-Off Rate - Principal, Interest, and Fees	1.90%	2.10%
30 Days Past Due as a % of Total	1.60%	1.80%
International Card Services [Member] | Card Member Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.90%	1.90%
Net Write-Off Rate - Principal, Interest, and Fees	2.30%	2.40%
30 Days Past Due as a % of Total	1.40%	1.50%
International Card Services [Member] | Card Member Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.20%	0.16%
90 days past billing as a percentage of receivables	1.10%	0.90%
Global Commercial Services [Member] | Card Member Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.08%	0.06%
90 days past billing as a percentage of receivables	0.90%	0.80%